                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         6/30/99
                                              ----------------------------

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  JL ASSOCIATES, LLC
          ---------------------------------------
Address:        655 MADISON AVENUE, 21ST FLOOR
          ---------------------------------------
                    NEW YORK, NY 10021
          ---------------------------------------

          ---------------------------------------


Form l3F File Number: 28-
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Michael Lewittes
           ---------------------------------------
Title:                 Managing Member
           ---------------------------------------
Phone:                 212 593 --2729
           ---------------------------------------

Signature, Place, and Date of Signing:

                [SIG]                        New York, NY         7 /28/99
          ------------------                 ------------         --------
             [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number       Name

        28-
            ---------------        ----------------------------------------
        [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    None
                                                 ------------------
Form 13K Information Table Entry Total:                 13
                                                 ------------------
Form 13F Information Table Value Total:               75,805
                                                 ------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.              Form 1SF File Number           Name

                        28-
       -----               ----------------------      -----------------------

       [Repeat as necessary.]

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                       REPORT FOR THE CALANDER QUARTER ENDED JUNE 30, 1999

                                   FORM 13F
                                                                --------------
                                                                (SEC USE ONLY)
                                                                --------------

                          Name of Reporting Manager:      JL ASSOCIATES, LLC

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                                                                                                             ITEM 5:
   ITEM 1:                              ITEM 2:                  ITEM 3:            ITEM 4:                 SHARES OF
NAME OF ISSUER                       TITLE OF CLASS               CUSIP           FAIR MARKET               PRINCIPAL
                                                                  NUMBER             VALUE                    AMOUNT


----------------------------------------------------------------------------------------------------------------------------
Albertsons Inc                      COM                           013104104        $        8,832,656               171,300
Comdisco Inc                        COM                           200336105        $        3,420,938               133,500
Cable & Wireless Pub Ltd Co         SPONSORED ADR                 126830207        $        3,570,213                90,100
El Paso Elec Co                     COM                           283677854        $        6,012,748               672,755
Global Lt Telecommunications        COM                           37934X100        $        2,565,000               285,000
Omnipoint Corp                      COM                           68212D102        $        4,543,188               157,000
Hallwood Realty Partners LP         DEPOSIT UT NEW                40636T203        $          882,000                14,400
Pulitzer Inc                        COM                           745769109        $        9,124,894               187,900
Quantum Corp                        COM                           747906105        $        4,920,000               205,000
Seagram Ltd                         COM                           811850106        $       10,075,000               200,000
TCI Satellite Entmt Inc             CL A                          872298104        $          871,263               296,600
Varlen Corp                         COM                           922248109        $          401,250                10,000
Vodafone Group Plc                  SPONSORED ADR                 92857T107        $       20,586,303               104,499

COLUMN TOTALS                                                                      $       75,805,453


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                                                   ITEM 6:                                                ITEM 8:
   ITEM 1:                                  INVESTMENT DISCRETION                                VOTING AUTHORITY (SHARES)
NAME OF ISSUER                      --------------------------------------     ITEM 7:       ---------------------------------
                                                (b) SHARED-                    MANAGERS
                                    (a) SOLE     AS DEFINED   (c) SHARED-    SEE INSTR. V    (a) SOLE   (b) SHARED    (c) NONE
                                                IN INSTR. V      OTHER
------------------------------------------------------------------------------------------------------------------------------
Albertsons Inc                        X                                                        X
Comdisco Inc                          X                                                        X
Cable & Wireless Pub Ltd Co           X                                                        X
El Paso Elec Co                       X                                                        X
Global Lt Telecommunications          X                                                        X
Omnipoint Corp                        X                                                        X
Hallwood Realty Partners LP           X                                                        X
Pulitzer Inc                          X                                                        X
Quantum Corp                          X                                                        X
Seagram Ltd                           X                                                        X
TCI Satellite Entmt Inc               X                                                        X
Varlen Corp                           X                                                        X
Vodafone Group Plc                    X                                                        X

COLUMN TOTALS